PROPERTY (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY
Summary of property

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Property owned:
Land	$45,448	$46,148
Buildings and improvements	211,947	202,311
Leasehold improvements	627,259	528,915
Furniture, fixtures and equipment	745,280	616,234

	1,629,934	1,393,608
Less-accumulated depreciation and amortization	394,008	226,556

	1,235,926	1,167,052

Property leased under capital leases:
Building and improvements	14,381	14,381
Less-accumulated depreciation and amortization	3,077	1,679

	11,304	12,702

	$1,247,230	$1,179,754

Schedule of estimated useful lives
Buildings and improvements	5 to 40 years
Leasehold improvements	1 to 20 years
Furniture, fixtures and equipment	1 to 10 years